Related Party Transactions (Details) (USD $)	12 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2010	Mar. 31, 2010 AIG	Sep. 30, 2012 AIG	Sep. 30, 2011 AIG	Sep. 30, 2012 AIG trust	Sep. 30, 2011 AIG	Dec. 31, 2011 AIG item	Dec. 31, 2010 AIG	Dec. 31, 2009 AIG	Sep. 30, 2012 AIG Insurance premiums	Sep. 30, 2011 AIG Insurance premiums	Dec. 31, 2011 AIG Insurance premiums	Dec. 31, 2010 AIG Insurance premiums	Dec. 31, 2009 AIG Insurance premiums	Dec. 31, 2010 AIG Loan	Dec. 31, 2009 AIG Loan	Aug. 31, 2010 AIG Funding	Dec. 31, 2009 AIG Funding	Sep. 30, 2012 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Sep. 30, 2011 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Sep. 30, 2012 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Sep. 30, 2011 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Dec. 31, 2011 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Dec. 31, 2010 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Dec. 31, 2009 AIGFP and AIG Markets, Inc. Derivative contracts with AIGFP novated to AIG Markets, Inc.	Dec. 31, 2010 AIGFP	Dec. 31, 2010 AIGFP Hedged leases	Dec. 31, 2009 AIGFP Hedged leases	Dec. 31, 2011 AIG Markets, Inc.	Sep. 30, 2012 Subsidiaries of AIG Management services agreements	Sep. 30, 2011 Subsidiaries of AIG Management services agreements	Sep. 30, 2012 Subsidiaries of AIG Management services agreements	Sep. 30, 2011 Subsidiaries of AIG Management services agreements	Dec. 31, 2011 Subsidiaries of AIG Management services agreements	Dec. 31, 2010 Subsidiaries of AIG Management services agreements	Dec. 31, 2009 Subsidiaries of AIG Management services agreements	Sep. 30, 2012 Related parties	Dec. 31, 2011 Related parties	Sep. 30, 2012 Related parties Management services agreements	Sep. 30, 2011 Related parties Management services agreements	Sep. 30, 2012 Related parties Management services agreements	Sep. 30, 2011 Related parties Management services agreements	Dec. 31, 2011 Related parties Management services agreements	Dec. 31, 2010 Related parties Management services agreements	Dec. 31, 2009 Related parties Management services agreements
Related party transactions
Number of trusts consolidated by parent for the management of aircraft sold to the trusts in prior years					2		2
Proceeds from / Repayment of loan	$ (3,909,567,000)	$ (85,000,000)															$ (3,900,000,000)	$ 3,900,000,000
Compensation and other expenses recorded in additional paid in capital					800,000		(8,000,000)	2,800,000	3,300,000
Expense (income):
Purchases from related party										8,300,000	5,600,000	7,900,000	7,300,000	6,800,000
Income from related party																			301,000	(7,139,000)	911,000	(8,104,000)	8,414,000	45,725,000	(22,097,000)		224,000	723,000											(2,219,000)	(2,280,000)	(6,683,000)	(6,825,000)	(9,323,000)	(9,429,000)	(9,457,000)
Interest															157,926,000	100,504,000			4,173,000	10,574,000	13,851,000	44,410,000	50,043,000	91,988,000	86,327,000
Allocation of corporate costs from related party			3,904,000	1,549,000	18,451,000	(2,951,000)	(1,246,000)	30,512,000	8,683,000
Expense from related party																														40,000	18,000	156,000	70,000	94,000	425,000	910,000
Asset (liability):
Derivative assets, net																										58,187,000
Derivative assets, net																													(31,756,000)								(23,910,000)	(31,756,000)
Current income taxes and other tax liabilities (payable)			(283,053,000)		(283,053,000)		(279,441,000)	(108,784,000)
Accrued corporate costs payable			(21,111,000)		(21,111,000)		(21,672,000)	(20,753,000)
Income taxes paid					$ 2,000,000		$ 58,500,000	$ 10,100,000